Shareholder Report, Holdings (Details) - C000105973 [Member]	Sep. 30, 2025
Southwest Airlines Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Cushman And Wakefield PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AutoNation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Lyft Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Anywhere Real Estate Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Delek U S Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%